Cash and Cash Equivalents and Short-term Deposit (Tables)	12 Months Ended
Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Schedule of Cash on Hand and Cash Held at Bank Balance and Short-term Deposit

Cash on hand and cash held at bank balance and short-term deposit as of December 31, 2019 and 2020 primarily consist of the following currencies:

	December 31, 2019		December 31, 2020
(In thousands)	Original currency	US$ equivalent	Original currency	US$ equivalent
US$	11,795	11,795	4,259	4,259
RMB	96,749	13,791	59,912	9,182
HKD	5,829	748	8,236	1,062
Others		11,179		7,682
Total		37,513		22,185